EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY:
Schedule of ordinary shares

	December 31, 2022		December 31, 2021
		Issued and		Issued and
	Authorized	outstanding	Authorized	outstanding
Number of shares
Ordinary shares of NIS 0.04 par value each	120,000,000	33,053,323	120,000,000	32,911,134

Schedule of issued and outstanding share capital

	Number of	NIS par
	shares	value
Balance as of January 1, 2022	32,911,134	1,316,445
Vesting of restricted shares	142,189	5,688

Balance as of December 31, 2022	33,053,323	1,322,133